Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 22 – SUBSEQUENT EVENT (Unaudited)

The Company has responded to extensive document subpoenas and requests for employee interviews from the U.S. Attorney’s Office in Boston, Massachusetts concerning the operations of RehabCare, a therapy services company acquired by the Company on June 1, 2011. The DOJ asserts, among other things, that rehabilitation therapy services provided to patients in skilled nursing centers were not delivered or billed in accordance with Medicare requirements (including possible violations of the federal False Claims Act), and that there may have been questionable financial arrangements between RehabCare and a vendor and certain skilled nursing facility customers (including possible violations of the federal Anti-Kickback Statute). The Company has been cooperating fully with the DOJ investigation. The Company is engaged in active discussions with the DOJ in an effort to find a mutually acceptable resolution to this investigation. Based on the progress of those settlement discussions, the Company accrued an estimated loss contingency reserve of $95 million in the first quarter of 2015. In the event the Company is able to reach a mutually agreeable settlement with the DOJ, the Company estimates that the financial component of such a settlement could range from $95 million to $125 million. The Company has accrued the estimated loss contingency at the minimum of the estimated range, in accordance with generally accepted accounting principles, as no amount within that range is a better estimate than any other amount. No tax benefit related to the loss contingency reserve has been recorded as it is not possible to determine tax deductibility. In the event a settlement cannot be reached, the amount of possible loss in excess of the Company’s accrual cannot be estimated at this time and such loss could have a material adverse effect on the Company’s business, financial position, results of operations and liquidity. The discussions are ongoing, and until they are concluded, there can be no certainty about the timing or likelihood of a definitive resolution, the scope of any potential restrictions that may be agreed upon in connection with a settlement or the cost of a final settlement.